Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment

Plant and equipment, net consisted of the following:

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
At cost:
- Machineries	287,605	369,815	351,005	1,391,005
- Motor vehicles	314,626	404,559	370,852	370,852
- Forklift	34,530	44,400	44,400	44,400
	636,761	818,774	766,257	1,806,257
Less: Accumulated depreciation	(547,675)	(704,224)	(630,867)	(1,023,296)
Plant and equipment, net	89,086	114,550	135,390	782,961